Other accounts receivable, net - Aging of accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable aging
Impaired accounts receivable	$ 32,708	$ 40,308	$ 11,304	$ 17,809
Not impaired accounts receivable	560,640	923,000
Total accounts receivable	593,348	963,308
0-30 Days
Accounts receivable aging
Impaired accounts receivable	4,090	5,804
Not impaired accounts receivable	486,001	722,651
Total accounts receivable	490,091	728,455
31-60 Days
Accounts receivable aging
Not impaired accounts receivable	13,872	64,983
Total accounts receivable	13,872	64,983
61-90 Days
Accounts receivable aging
Not impaired accounts receivable	6,081	19,274
Total accounts receivable	6,081	19,274
91-120 Days
Accounts receivable aging
Impaired accounts receivable	28,618	34,504
Not impaired accounts receivable	54,686	116,092
Total accounts receivable	$ 83,304	$ 150,596